Mineral Properties (Details) - USD ($)		12 Months Ended
	Feb. 03, 2022	Oct. 31, 2023	Aug. 12, 2020
Mineral Properties (Details) [Line Items]
Interest percentage			100.00%
Mineral property asset	$ 4,383,656
Joint venture interests		80.00%
Expenditures		$ 1,534,000
Ekidos LLP [Member]
Mineral Properties (Details) [Line Items]
Joint venture interests		80.00%
Copperbelt [Member]
Mineral Properties (Details) [Line Items]
Joint venture interests		20.00%
Property interest		$ 1,500,000
Ekidos JV Agreement [Member]
Mineral Properties (Details) [Line Items]
Property area of interest		3,000,000
Beskauga Option Agreement [Member]
Mineral Properties (Details) [Line Items]
Expenditures		$ 1,219,000
Orogen LLP [Member]
Mineral Properties (Details) [Line Items]
Joint venture interests		20.00%
Property interest		$ 1,500,000
Maikain JV Agreement [Member]
Mineral Properties (Details) [Line Items]
Property area of interest		$ 3,000,000